Refinancing and restructuring operations - Summary of Refinanced Assets (Details) - Refinanced assets - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Refinanced assets	$ 25,937,582	$ 21,512,288
Allowances for ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Refinanced assets	$ (15,725,577)	$ (12,767,907)